SHARE-BASED COMPENSATION (Details) - 2010 Omnibus Incentive Plan [Member] - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Apr. 29, 2010
Description of Plan [Abstract]
Number of shares authorized (in shares)					1,500,000
SARs [Member]
Description of Plan [Abstract]
Expiration period	10 years
Grant Activity [Abstract]
Outstanding and vested (in shares)	14,025	796,980	796,980
SARs exercised (in shares)	0	782,955	0
Outstanding (in shares)	14,025	14,025	796,980	796,980
Exercisable (in shares)	14,025
Outstanding (in dollars per share)	$ 12.95	$ 12.74	$ 12.74
SARs exercised (in dollars per share)	0	12.73	0
Outstanding (in dollars per share)	12.95	$ 12.95	$ 12.74	$ 12.74
Exercisable (in dollars per share)	$ 12.95
Weighted average remaining contractual life	7 months 6 days	1 year 7 months 6 days	2 years 1 month 6 days	3 years 1 month 6 days